RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Schedule of related party transactions
Compensation was as follows and includes the entire year 2024, up to December 31, 2024:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Dr Sijmen de Vries, CEO and Executive Director	2024	694	2024	414	2024	987	2024	116	2024	35	2024	2,246
	2023	673	2023	615	2023	1,371	2023	115	2023	35	2023	2,809
	2022	636	2022	394	2022	1,221	2022	112	2022	34	2022	2,396
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2024	2023	2022
Salaries and other short-term employee benefits	1,725	1,756	1,463
Post-employment benefits	116	115	112
Share-based compensation	1,222	1,615	1,455
Total	3,063	3,486	3,030